Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes
Income Taxes

9. Income Taxes

Under the laws of the countries of incorporation and/or vessels’ registration of the companies noted in Note 1, the companies are not subject to tax on international shipping income, however, they are subject to registration and tonnage taxes, which have been included in “Vessel operating expenses” in the consolidated statement of operations.

Under the United States Internal Revenue Code of 1986, as amended (the "Code"), the U.S. source gross transportation income of a ship-owning or chartering corporation, such as the Company, is subject to a 4% U.S. federal income tax without allowance for deduction, unless that corporation qualifies for exemption from tax under Section 883 of the Code and the Treasury Regulations promulgated thereunder (the “Regulations”). U.S. source gross transportation income consists of 50% of the gross shipping income that is attributable to transportation that begins or ends, but that does not both begin and end, in the United States.

Under the Code, a corporation will be exempt from U.S. federal income tax if its stock is primarily and regularly traded on an established securities market in a country that grants an “equivalent exemption” to United States corporations, or in the United States, which is referred to as the “Publicly Traded Test.” The Regulations provide, in pertinent part, that the stock of a foreign corporation will be considered to be primarily traded on an established securities market in a country if the number of shares of each class of stock that is traded during the taxable year on all established securities markets in that country exceeds the number of shares in each such class that is traded during that year on established securities markets in any other single country. The Regulations further provide, in pertinent part, that a Company’s shares will be considered to be regularly traded on an established securities market if (i) one or more classes of its shares representing 50% or more of its outstanding shares, by voting power of all classes of shares of the corporation entitled to vote and of the total value of the shares of the corporation, are listed on the market and (ii) (A) such class of shares is traded on the market, other than in minimal quantities, on at least 60 days during the taxable year or one sixth of the days in a short taxable year; and (B) the aggregate number of shares of such class of shares traded on such market during the taxable year must be at least 10% of the average number of shares of such class of shares outstanding during such year or as appropriately adjusted in the case of a short taxable year (and such trading frequency volume tests will be deemed satisfied if the relevant class of stock is traded on an established securities market in the United States and such class of stock is regularly quoted by dealers making a market in such stock). Notwithstanding the foregoing, the Regulations provide, in pertinent part, that a class of the Company’s shares will not be considered to be “regularly traded” on an established securities market for any taxable year in which 50% or more of the vote and value of the outstanding shares of such class are owned, actually or constructively under specified share attribution rules, on more than half the days during the taxable year by persons who each own 5% or more of the vote and value of such class of the Company’s outstanding shares (“5% Override Rule”).

The Company’s Former Parent’s stock was traded on the Nasdaq Capital Market, which is an established securities market, in 2023 and 2024. The Company’s common stock was traded on the Nasdaq Capital Market in 2025. For the taxable years 2023, 2024 and 2025 the Company believes that it was exempt from U.S. federal income tax of 4% on U.S. source gross transportation income, as it believes that it (in the case of 2025) and its Former Parent (in the case of 2023 and 2024) were subject to the 5% Override Rule, but nonetheless satisfied the Publicly Traded Test for the respective years, because the non-qualified 5% shareholders did not own more than 50% of the Company’s or the Former Parent’s common stock for more than half of the days during the respective taxable years.